Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 83,062	$ 88,090	$ 88,127
Short-term bank deposits	3,904	5,586	289
Trade receivables (net of allowance for credit losses of $3,967, $5,071 and $5,416 at January 1, 2021, December 31, 2021 and 2022, respectively)	118,126	116,975	91,986
Unbilled receivables and contract assets	30,354	25,096	19,073
Other accounts receivable and prepaid expenses	13,652	11,027	11,751
Total current assets	249,098	246,774	211,226
LONG-TERM ASSETS:
Deferred tax assets	3,618	7,993	6,235
Right-of-use assets	27,536	23,280	23,363
Other long-term receivables	5,795	5,165	5,507
Property, plants, and equipment, net	8,338	5,872	5,988
Intangible assets, net	52,057	51,390	53,404
Goodwill	158,699	146,803	135,682
Total long-term assets	256,043	240,503	230,179
Total assets	505,141	487,277	441,405
CURRENT LIABILITIES:
Short term debt	20,755	17,108	11,598
Trade payables	27,598	24,711	14,250
Accrued expenses and other accounts payable	46,842	45,091	41,777
Current maturities of lease liabilities	4,591	3,267	3,792
Put options of non-controlling interests	27,172	23,197	14,611
Liability in respect of business combinations	19,287	6,635	4,998
Deferred revenues and customer advances	9,808	10,771	8,793
Total current liabilities	156,053	130,780	99,819
LONG-TERM LIABILITIES:
Long-term debt	30,412	20,155	13,352
Long-term lease liabilities	24,282	21,907	21,230
Liability in respect of business combinations	5,376	13,892	10,926
Deferred tax liabilities	10,686	17,945	17,484
Put options of non-controlling interests	1,120	6,137	9,315
Accrued severance pay, net	901	905	872
Total long-term liabilities	72,777	80,941	73,179
COMMITMENTS AND CONTINGENCIES
MAGIC SOFTWARE ENTERPRISES LTD shareholders’ equity:
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at January 1, 2021, December 31, 2021 and 2022; Issued and Outstanding: 49,035,055, 49,073,055 and 49,093,055 shares at January 1, December 31, 2021 and 2022, respectively	1,166	1,165	1,164
Additional paid-in capital	182,031	184,047	188,415
Accumulated other comprehensive income (loss)	(6,559)	9,264	7,437
Retained earnings	86,289	70,660	62,673
Total equity attributable to Magic Software Enterprises shareholders	262,927	265,136	259,689
Non-controlling interests	13,384	10,420	8,718
Total equity	276,311	275,556	268,407
Total liabilities and equity	$ 505,141	$ 487,277	$ 441,405